Financial assets at FVTOCI - Changes in allowance for credit losses of financial assets at FVTOCI (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		₩ 486,850,601
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Ending balance		549,165,419	₩ 486,850,601
Financial assets at fair value through other comprehensive income, category | Allowance for credit losses
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		(29,084)	(27,379)	₩ (11,805)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance		(10,190)	(8,868)	(16,542)
Disposal		8,182	6,788	1,519
Others	[1]	1,888	375	(551)
Ending balance		(29,204)	(29,084)	(27,379)
Financial assets at fair value through other comprehensive income, category | Stage 1 | Allowance for credit losses
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		(29,084)	(27,379)	(11,805)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance		(10,190)	(8,868)	(16,542)
Disposal		8,182	6,788	1,519
Others	[1]	1,888	375	(551)
Ending balance		(29,204)	(29,084)	(27,379)
Financial assets at fair value through other comprehensive income, category | Lifetime expected credit losses [member] | Stage 2 | Allowance for credit losses
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance		0	0	0
Disposal		0	0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Financial assets at fair value through other comprehensive income, category | Lifetime expected credit losses [member] | Stage 3 | Allowance for credit losses
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance		0	0	0
Disposal		0	0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc.